Consolidated Balance Sheets (Parenthetical) (CAD) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Consolidated Balance Sheets
Share capital, par value (in dollars per share)
Share capital, shares issued (in shares)	203	199
Share capital, shares outstanding (in shares)	203	199